Note 7: Fixed Assets	12 Months Ended
Dec. 31, 2015
Notes
Note 7: Fixed Assets

NOTE 7:  FIXED ASSETS

At December 31, 2014 and December 31, 2015, the net Fixed Asset balance was $51,692 and $33,789, respectively. The Company purchased additional demonstration units to be used in soliciting new distributors and marketing efforts. The Company is depreciating these assets over the appropriately determined estimated useful life of 3 years. As of December 31, 2014 and December 31, 2015, the Company has recognized $9,856 and $30,328, respectively, of accumulated depreciation. As of December 31, 2014 and 2015, the Company recognized $5,436 and $20,473 for depreciation expenses, respectively.